                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _________________

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:


---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


REPORTING MANAGER - EVER - MATADOR CAPITAL MANAGEMENT
CIK 0001054608
CCC ERFAD81#
                                                                      12/31/2005


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USD
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                                                                                                       ITEM 6
                                                                                                    INVEST. DISC.       ITEM 7
     ITEM 1                            ITEM 2        ITEM 3          ITEM 4          ITEM 5                  SHARED
NAME OF ISSUER                    TITLE OF CLASS  CUSIP NUMBER  FAIR MKT VALUE     SHARES OR    SOLE SHARED  OTHER      OTHER
                                                                               PRINCIPAL AMOUNT (A)   (B)     (C)      MANAGERS

----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP                            CONV C       604675AC2    10,575,000.00     9,000,000      N     X
MIRANT CORP                            CONV C       604675AB4     1,070,000.00     1,000,000      N     X
ANDRX GROUP NEW                        OTC EQ       034553107    16,480,000.00     1,000,000      N     X
AMAZON COM INC                         OTC EQ       023135106     9,430,000.00       200,000      N     X
ACTIVISION INC NEW                     OTC EQ       004930202    10,992,000.00       800,000      N     X
ALLIED WASTE INDUSTRIES IN             COMMON       019589308     2,185,000.00       250,000      N     X
AXS-ONE INC                            COMMON       002458107        70,000.00        40,000      N     X
BEARINGPOINT INC                       COMMON       074002106    11,790,000.00     1,500,000      N     X
BIOGEN IDEC INC                        COMMON       09062X103     7,924,000.00       175,000      N     X
BOSTON SCIENTIFIC CORP                 COMMON       101137107     9,673,550.00       395,000      N     X
CAPSTONE TURBINE CORP                  OTC EQ       14067D102       597,402.00       199,800      N     X
COVANTA HOLDING CORPORATIO             COMMON       22282E102     9,789,000.00       650,000      N     X
DATATRAK INTL INC                      OTC EQ       238134100     1,032,457.00       103,349      N     X
DISTRIBUTED ENERGY SYSTEMS             OTC EQ       25475V104     2,045,084.00       269,800      N     X
DATASTREAM SYSTEMS INC                 OTC EQ       238124101       377,601.00        43,278      N     X
DIRECTV GROUP INC                      COMMON       25459L106    19,640,920.00     1,391,000      N     X
DEVRY INC-DEL                          COMMON       251893103    10,000,000.00       500,000      N     X
FORGENT NETWORKS INC                   OTC EQ       34629U103       260,000.00       100,000      N     X
GUIDANT CORP                           COMMON       401698105     6,475,000.00       100,000      N     X
HARRIS INTERACTIVE INC                 OTC EQ       414549105       431,000.00       100,000      N     X
HEWLETT PACKARD CO                     COMMON       428236103    12,024,600.00       420,000      N     X
HARSCO CORP                            COMMON       415864107    10,126,500.00       150,000      N     X
INVESTOOLS INC                         COMMON       46145P103       993,600.00       184,000      N     X
IMPCO TECHNOLOGIES INC                 OTC EQ       45255W106     1,330,764.00       257,900      N     X
IMMUNICON CORP                         OTC EQ       45260A107       171,500.00        50,000      N     X
LIBERTY MEDIA CORP                     COMMON       530718105    35,415,000.00     4,500,000      N     X
LIBERTY GLOBAL INC                     OTC EQ       530555101     7,346,250.00       326,500      N     X
LIBERTY GLOBAL INC                     OTC EQ       530555309     8,480,000.00       400,000      N     X
LINDSAY MANUFACTURING CO               COMMON       535555106       384,600.00        20,000      N     X
LEARNING TREE INTERNATIONA             OTC EQ       522015106    11,226,250.00       875,000      N     X
MDC PARTNERS INC NEW CL A              OTC EQ       552697104     7,427,200.00     1,160,500      N     X
MEDAREX INC                            OTC EQ       583916101     5,955,500.00       430,000      N     X
NEW HORIZONS WORLDWIDE INC             OTC EQ       645526104       278,000.00       400,000      N     X
PDL BIOPHARMA INC                      OTC EQ       69329Y104     8,526,000.00       300,000      N     X
PRIMEDIA INC                           COMMON       74157K101       442,750.00       275,000      N     X
QUANTUM FUEL SYS TECHNOLOG             OTC EQ       74765E109     1,038,500.00       387,500      N     X
RF INDUSTRIES LTD                      OTC EQ       749552105       118,351.00        25,181      N     X
REPUBLIC SERVICES INC                  COMMON       760759100    46,937,500.00     1,250,000      N     X
SPRINT NEXTEL CORPORATION              COMMON       852061100    22,192,000.00       950,000      N     X
SCHOOL SPECIALTY INC                   OTC EQ       807863105    10,932,000.00       300,000      N     X
STRATEGIC DIAGNOSTICS INC              OTC EQ       862700101       910,000.00       250,000      N     X
SUPPORT.COM INC                        OTC EQ       868587106        98,870.00        23,429      N     X
GREENFIELD ONLINE INC                  OTC EQ       395150105       586,000.00       100,000      N     X
TIME WARNER INC                        COMMON       887317105    15,608,800.00       895,000      N     X
TYCO INTERNATIONAL LTD                 COMMON       902124106    23,665,200.00       820,000      N     X
VERISIGN INC                           OTC EQ       92343E102    16,950,600.00       774,000      N     X
WASTE CONNECITONS INC                  COMMON       941053100    19,814,500.00       575,000      N     X
WILLIAMS COMPANIES INC                 COMMON       969457100    85,729,000.00     3,700,000      N     X



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USD
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                                            ITEM 8
     ITEM 1                           VOTING AUTHORITY
NAME OF ISSUER                     SOLE    SHARED    NONE
                                   (A)       (B)      (C)

-------------------------------------------------------------
MIRANT CORP                         EVER   9,000,000   0
MIRANT CORP                         EVER   1,000,000   0
ANDRX GROUP NEW                     EVER   1,000,000   0
AMAZON COM INC                      EVER     200,000   0
ACTIVISION INC NEW                  EVER     800,000   0
ALLIED WASTE INDUSTRIES IN          EVER     250,000   0
AXS-ONE INC                         EVER      40,000   0
BEARINGPOINT INC                    EVER   1,500,000   0
BIOGEN IDEC INC                     EVER     175,000   0
BOSTON SCIENTIFIC CORP              EVER     395,000   0
CAPSTONE TURBINE CORP               EVER     199,800   0
COVANTA HOLDING CORPORATIO          EVER     650,000   0
DATATRAK INTL INC                   EVER     103,349   0
DISTRIBUTED ENERGY SYSTEMS          EVER     269,800   0
DATASTREAM SYSTEMS INC              EVER      43,278   0
DIRECTV GROUP INC                   EVER   1,391,000   0
DEVRY INC-DEL                       EVER     500,000   0
FORGENT NETWORKS INC                EVER     100,000   0
GUIDANT CORP                        EVER     100,000   0
HARRIS INTERACTIVE INC              EVER     100,000   0
HEWLETT PACKARD CO                  EVER     420,000   0
HARSCO CORP                         EVER     150,000   0
INVESTOOLS INC                      EVER     184,000   0
IMPCO TECHNOLOGIES INC              EVER     257,900   0
IMMUNICON CORP                      EVER      50,000   0
LIBERTY MEDIA CORP                  EVER   4,500,000   0
LIBERTY GLOBAL INC                  EVER     326,500   0
LIBERTY GLOBAL INC                  EVER     400,000   0
LINDSAY MANUFACTURING CO            EVER      20,000   0
LEARNING TREE INTERNATIONA          EVER     875,000   0
MDC PARTNERS INC NEW CL A           EVER   1,160,500   0
MEDAREX INC                         EVER     430,000   0
NEW HORIZONS WORLDWIDE INC          EVER     400,000   0
PDL BIOPHARMA INC                   EVER     300,000   0
PRIMEDIA INC                        EVER     275,000   0
QUANTUM FUEL SYS TECHNOLOG          EVER     387,500   0
RF INDUSTRIES LTD                   EVER      25,181   0
REPUBLIC SERVICES INC               EVER   1,250,000   0
SPRINT NEXTEL CORPORATION           EVER     950,000   0
SCHOOL SPECIALTY INC                EVER     300,000   0
STRATEGIC DIAGNOSTICS INC           EVER     250,000   0
SUPPORT.COM INC                     EVER      23,429   0
GREENFIELD ONLINE INC               EVER     100,000   0
TIME WARNER INC                     EVER     895,000   0
TYCO INTERNATIONAL LTD              EVER     820,000   0
VERISIGN INC                        EVER     774,000   0
WASTE CONNECITONS INC               EVER     575,000   0
WILLIAMS COMPANIES INC              EVER   3,700,000   0
